Tax liabilities	12 Months Ended
Jun. 30, 2021
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in Mytheresa Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2019	2020	2021
Beginning of fiscal year	4,666	975	3,853
Additions	683	3,673	11,476
Utilizations	(4,374)	(795)	(466)
Release	—	—	(570)
End of fiscal year	975	3,853	14,293